UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Short-Term Bond Fund of AmericaSM
Investment portfolio

November 30, 2010
 unaudited

Bonds & notes — 93.22%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 55.51%
U.S. Treasury 4.375% 2010	$10,000	$10,016
U.S. Treasury 0.875% 2011	25,000	25,082
U.S. Treasury 0.875% 2011	20,000	20,045
U.S. Treasury 0.875% 2011	20,000	20,023
U.S. Treasury 1.00% 2011	25,000	25,161
U.S. Treasury 1.00% 2011	25,000	25,149
U.S. Treasury 1.125% 2011	50,000	50,413
U.S. Treasury 1.75% 2011	65,000	65,892
U.S. Treasury 4.625% 2011	20,000	20,650
U.S. Treasury 4.625% 2011	4,000	4,186
U.S. Treasury 4.875% 2011	25,000	25,484
U.S. Treasury 5.00% 2011	10,000	10,100
U.S. Treasury 5.125% 2011	30,000	30,853
U.S. Treasury 0.625% 2012	37,500	37,633
U.S. Treasury 1.00% 2012	50,000	50,453
U.S. Treasury 1.375% 2012	30,000	30,411
U.S. Treasury 4.25% 2012	50,000	53,502
U.S. Treasury 4.50% 2012	25,000	26,383
U.S. Treasury 4.625% 2012	50,000	52,673
U.S. Treasury 4.75% 2012	30,000	31,964
U.S. Treasury 4.875% 2012	100,000	105,492
U.S. Treasury 1.375% 2013	45,000	45,830
U.S. Treasury 1.50% 2013	40,000	40,928
U.S. Treasury 3.125% 2013	70,000	74,857
U.S. Treasury 3.125% 2013	10,000	10,683
U.S. Treasury 3.375% 2013	60,000	64,303
U.S. Treasury 3.375% 2013	50,000	53,707
U.S. Treasury 3.50% 2013	50,000	53,683
U.S. Treasury 3.625% 2013	25,000	26,910
U.S. Treasury 3.875% 2013	50,000	53,746
U.S. Treasury 1.75% 2014	25,000	25,763
U.S. Treasury 1.75% 2014	10,000	10,299
U.S. Treasury 1.875% 2014	20,000	20,684
U.S. Treasury 2.25% 2014	25,000	26,168
U.S. Treasury 2.375% 2014	25,000	26,264
U.S. Treasury 2.625% 2014	20,000	21,201
U.S. Treasury 2.50% 2015	5,000	5,270
U.S. Treasury 4.00% 2015	7,500	8,375
U.S. Treasury 4.125% 2015	15,000	16,873
U.S. Treasury 11.25% 2015	5,000	7,073
U.S. Treasury 3.875% 2018	25,000	27,851
Fannie Mae 1.00% 2011	30,000	30,187
Fannie Mae 1.75% 2011	35,000	35,161
Fannie Mae 3.625% 2011	10,000	10,234
Fannie Mae 5.50% 2011	2,000	2,030
Fannie Mae 6.00% 2011	16,000	16,418
Fannie Mae 2.00% 2012	40,000	40,734
Fannie Mae 6.125% 2012	12,000	12,870
Fannie Mae 1.00% 2013	65,000	65,185
Fannie Mae 2.75% 2014	20,000	21,122
Fannie Mae 2.375% 2015	10,000	10,362
Federal Home Loan Bank 3.625% 2010	10,000	10,016
Federal Home Loan Bank 0.28% 20111	20,000	20,018
Federal Home Loan Bank 2.875% 2011	10,000	10,073
Federal Home Loan Bank 3.375% 2011	5,000	5,086
Federal Home Loan Bank 5.60% 2011	5,000	5,151
Federal Home Loan Bank 1.125% 2012	50,000	50,445
Federal Home Loan Bank 1.75% 2012	12,000	12,260
Federal Home Loan Bank 2.25% 2012	20,000	20,488
Federal Home Loan Bank 4.625% 2012	10,000	10,751
Federal Home Loan Bank 3.625% 2013	50,000	53,988
Freddie Mac 0.223% 20111	20,000	20,009
Freddie Mac 5.25% 2011	10,000	10,312
Freddie Mac 1.75% 2012	25,000	25,471
Freddie Mac 1.625% 2013	70,000	71,585
Freddie Mac 3.00% 2014	25,000	26,720
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.25% 2011	10,000	10,094
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc., Series 1, 1.50% 2011	10,000	10,074
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.286% 20121	20,000	20,012
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,347
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,309
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	3,000	3,004
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	20,000	20,579
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	25,000	25,522
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 0.566% 20121	15,000	15,061
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	25,000	25,569
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.492% 20121	25,000	25,078
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	12,250	12,723
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.539% 20121	15,000	15,094
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	20,000	20,524
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 1.85% 2011	25,000	25,120
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	10,000	10,234
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 1.75% 2012	10,000	10,213
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 2.20% 2012	10,000	10,313
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	18,000	18,652
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	4,165	4,263
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	10,000	10,295
Federal Agricultural Mortgage Corp. 3.875% 2011	3,000	3,066
Federal Agricultural Mortgage Corp. 5.50% 20112	7,000	7,205
Federal Farm Credit Banks, Consolidated Systemwide Bonds, 0.263% 20131	8,000	7,997
Private Export Funding Corp. 4.974% 2013	5,000	5,526
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	3,000	3,125
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	2,000	2,052
		2,290,760

MORTGAGE-BACKED OBLIGATIONS3 — 13.03%
Fannie Mae, Series 2009-M2, Class A1, 2.387% 2019	5,474	5,618
Fannie Mae 4.00% 2019	31,393	33,003
Fannie Mae 4.00% 2019	14,995	15,764
Fannie Mae 4.00% 2019	11,500	12,090
Fannie Mae 4.50% 2021	12,129	12,891
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	335	350
Fannie Mae 5.00% 2023	3,514	3,765
Fannie Mae 5.00% 2023	2,447	2,621
Fannie Mae 6.00% 2023	6,340	6,931
Fannie Mae 4.00% 2024	10,201	10,620
Fannie Mae 4.00% 2024	8,089	8,422
Fannie Mae 6.00% 2024	4,269	4,662
Fannie Mae 6.00% 2024	3,455	3,771
Fannie Mae 3.00% 2025	30,000	29,967
Fannie Mae 3.50% 2025	29,851	30,605
Fannie Mae 3.50% 2025	25,843	26,495
Fannie Mae 3.50% 2025	24,843	25,471
Fannie Mae 3.50% 2025	23,922	24,526
Fannie Mae 3.50% 2025	4,978	5,103
Fannie Mae 4.00% 2025	19,518	20,370
Fannie Mae 4.00% 2025	7,845	8,187
Fannie Mae 4.00% 2025	6,611	6,900
Fannie Mae 4.50% 2025	22,659	23,948
Fannie Mae, Series 2007-114, Class A7, 0.453% 20371	7,500	7,409
Fannie Mae 5.342% 20381	1,426	1,502
Fannie Mae 3.58% 20391	4,363	4,551
Fannie Mae 3.589% 20391	6,598	6,887
Fannie Mae 3.598% 20391	7,338	7,625
Fannie Mae 3.612% 20391	7,387	7,707
Fannie Mae 3.817% 20391	4,029	4,231
Fannie Mae 3.931% 20391	4,550	4,776
Fannie Mae 3.959% 20391	3,375	3,543
Freddie Mac, Series K003, Class A1, 2.225% 2013	2,069	2,095
Freddie Mac 5.71% 20371	906	955
Freddie Mac 5.74% 20371	1,403	1,482
Freddie Mac 5.174% 20381	2,963	3,172
Freddie Mac 5.267% 20381	1,670	1,767
Freddie Mac 5.428% 20381	1,637	1,736
Freddie Mac 5.509% 20381	143	150
Freddie Mac 3.889% 20391	2,288	2,404
Freddie Mac 3.92% 20391	5,104	5,367
Freddie Mac 3.524% 20401	21,834	22,793
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	899	912
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	421	422
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	161	163
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	1,797	1,829
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-3, 5.197% 2037	1,250	1,280
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.495% 20371	1,731	1,773
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-2, 4.302% 2038	795	811
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	234	235
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	2,500	2,556
HBOS Treasury Services PLC 5.00% 20112	8,000	8,260
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 0.614% 20181,2	3,935	3,934
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class C, 6.878% 20182	4,000	4,061
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	63	63
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	126	126
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20431	7,000	7,466
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20441	106	106
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	442	451
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-6A, 5.11% 20421	1,000	1,043
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20421	5,753	6,266
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	1,658	1,689
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	631	642
Bear Stearns Commercial Mortgage Securities Trust., Series 2006-PW13, Class A-AB, 5.53% 2041	5,000	5,412
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,360	1,388
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	1,146	1,156
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,691	1,745
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	459	459
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	2,000	2,087
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	5	5
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 20401	519	537
Royal Bank of Canada 3.125% 20152	7,000	7,294
Bank of Nova Scotia 1.45% 20132	7,000	7,070
Compagnie de Financement Foncier 1.625% 20122	7,000	7,053
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	82	82
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 20431	5,000	5,325
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 20451	508	508
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	959	969
Bank of America 5.50% 20122	5,000	5,249
Bank of Montreal 2.85% 20152	5,000	5,223
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	1,000	1,017
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A-2, 5.868% 20321	4,000	4,050
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20352	4,000	4,213
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20581,2	3,053	3,184
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,890	2,984
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.373% 20461	2,350	2,320
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	581	592
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,002	1,008
Banc of America Commercial Mortgage Inc., Series 2005-4, Class A-2, 4.764% 2045	700	714
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	91	91
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	1,953	2,003
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A-2, 4.10% 2038	59	59
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-4, 4.547% 2041	1,750	1,777
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.376% 20421	1,550	1,602
Nationwide Building Society, Series 2007-2, 5.50% 20122	1,500	1,597
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,134	1,160
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-1, 5.919% (undated)1	844	851
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	71	72
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	500	525
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	137	138
		537,839

CORPORATE BONDS & NOTES — 12.91%
Financials — 5.64%
Crédit Agricole CIB 0.839% 20121	17,500	17,507
JPMorgan Chase & Co. 5.375% 2012	2,000	2,148
JPMorgan Chase & Co. 3.40% 2015	15,000	15,350
Paribas, New York Branch 6.95% 2013	5,000	5,650
BNP Paribas 3.25% 2015	7,000	7,216
MetLife Global Funding I 0.689% 20111,2	5,000	5,007
MetLife Global Funding I 5.125% 20132	2,000	2,167
MetLife Global Funding I 5.125% 20142	5,000	5,546
Abbey National Treasury Services PLC 3.875% 20142	12,300	12,510
Wells Fargo & Co. 0.488% 20151	9,513	9,144
Wells Fargo & Co. 3.625% 2015	3,000	3,154
Société Générale 2.20% 20132	12,000	12,114
US Bank NA 6.375% 2011	8,000	8,313
US Bank NA 4.95% 2014	2,000	2,228
Nordea Bank, Series 2, 3.70% 20142	10,000	10,491
New York Life Global Funding 2.25% 20122	5,000	5,115
New York Life Global Funding 5.25% 20122	4,500	4,855
Royal Bank of Scotland PLC 4.875% 2015	8,000	8,277
Barclays Bank PLC 2.50% 2013	5,000	5,091
Barclays Bank PLC 5.20% 2014	2,670	2,922
Bank of Tokyo-Mitsubishi, Ltd. 2.60% 20132	7,000	7,196
Berkshire Hathaway Finance Corp. 4.60% 2013	6,625	7,152
Morgan Stanley 4.00% 2015	7,000	7,112
Goldman Sachs Group, Inc. 3.70% 2015	6,825	6,980
Bank of America Corp. 5.375% 2012	2,000	2,121
Countrywide Financial Corp., Series B, 5.80% 2012	4,500	4,731
PNC Funding Corp. 0.488% 20141	1,000	985
PNC Funding Corp. 5.40% 2014	5,000	5,546
Bank of New York Mellon Corp., Series G, 4.95% 2012	4,000	4,312
Bank of New York Mellon Corp., Series G, 5.125% 2013	2,000	2,211
TIAA Global Markets 4.95% 20132	5,500	6,018
Northern Trust Corp. 5.20% 2012	1,000	1,085
Northern Trust Corp. 5.50% 2013	4,200	4,693
Credit Suisse Group AG 5.50% 2014	5,000	5,547
UBS AG 2.25% 2013	5,000	5,074
Jackson National Life Global 5.375% 20132	3,750	4,049
Monumental Global Funding 5.50% 20132	2,995	3,236
Principal Life Insurance Co. 6.25% 20122	2,600	2,726
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	2,000	2,193
Citigroup Inc. 6.00% 2013	2,000	2,189
ACE INA Holdings Inc. 5.875% 2014	1,665	1,885
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	1,000	1,039
		232,885

Health Care — 2.21%
Novartis Capital Corp. 1.90% 2013	5,000	5,116
Novartis Capital Corp. 4.125% 2014	15,000	16,236
Pfizer Inc 4.45% 2012	20,000	20,952
Merck & Co., Inc. 1.875% 2011	18,870	19,041
GlaxoSmithKline Capital Inc. 4.85% 2013	8,000	8,750
Abbott Laboratories 2.70% 2015	8,000	8,342
Roche Holdings Inc. 5.00% 20142	5,000	5,564
Eli Lilly and Co. 3.55% 2012	4,250	4,397
Aetna Inc. 5.75% 2011	1,753	1,799
AstraZeneca PLC 5.40% 2012	1,000	1,084
		91,281

Energy — 1.31%
Shell International Finance BV 1.30% 2011	7,500	7,558
Shell International Finance BV 4.00% 2014	20,000	21,518
Chevron Corp. 3.95% 2014	15,000	16,257
TransCanada PipeLines Ltd. 3.40% 2015	6,275	6,654
StatoilHydro ASA 2.90% 2014	2,070	2,177
		54,164

Consumer Staples — 1.04%
PepsiCo, Inc. 0.875% 2013	17,500	17,440
PepsiCo, Inc. 4.65% 2013	2,000	2,167
Coca-Cola Co. 3.625% 2014	10,000	10,736
Procter & Gamble Co. 1.35% 2011	5,000	5,042
Walgreen Co. 4.875% 2013	4,000	4,416
Sysco Corp. 4.20% 2013	2,000	2,140
Sysco Corp. 4.60% 20142	845	938
		42,879

Telecommunication Services — 0.94%
Verizon Communications Inc. 3.75% 2011	14,500	14,715
Verizon Communications Inc. 7.375% 2013	5,000	5,864
Verizon Communications Inc. 5.55% 2014	2,000	2,234
AT&T Inc. 4.95% 2013	7,500	8,081
France Télécom 4.375% 2014	2,800	3,046
France Télécom 2.125% 2015	2,100	2,089
Singapore Telecommunications Ltd. 6.375% 20112	2,500	2,650
		38,679

Information Technology — 0.52%
Hewlett-Packard Co. 2.25% 2011	7,000	7,073
Hewlett-Packard Co. 2.95% 2012	10,000	10,375
International Business Machines Corp. 0.868% 20111	3,000	3,014
Cisco Systems, Inc. 5.25% 2011	1,000	1,011
		21,473

Industrials — 0.52%
Honeywell International Inc. 3.875% 2014	8,400	9,054
Canadian National Railway Co. 4.95% 2014	5,000	5,532
John Deere Capital Corp., Series D, 4.90% 2013	3,000	3,300
Caterpillar Financial Services Corp., Series F, 4.85% 2012	750	808
Caterpillar Financial Services Corp., Series F, 4.25% 2013	1,000	1,068
Raytheon Co. 6.75% 2018	1,225	1,492
		21,254

Utilities — 0.49%
Duke Energy Ohio, Inc. 2.10% 2013	12,050	12,341
Alabama Power Co., Series 2007-D, 4.85% 2012	3,750	4,045
Southern Co., Series 2007-A, 5.30% 2012	1,000	1,049
Georgia Power Co., Series 2008-D, 6.00% 2013	2,600	2,954
		20,389

Consumer Discretionary — 0.24%
Walt Disney Co. 4.70% 2012	1,500	1,616
Walt Disney Co. 4.50% 2013	5,000	5,520
McDonald’s Corp., Series I, 4.30% 2013	2,500	2,695
		9,831

Total corporate bonds & notes		532,835

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 6.23%
Australia Government Agency-Guaranteed, National Australia Bank 0.79% 20141,2	15,000	15,022
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20142	16,000	16,949
Province of Ontario 0.434% 20121	15,000	15,020
Province of Ontario, Series 1, 1.875% 2012	15,000	15,356
France Government Agency-Guaranteed, Société Finance 2.25% 20122	20,985	21,476
France Government Agency-Guaranteed, Société Finance 3.375% 20142	5,000	5,350
Europe Government Agency-Guaranteed, Dexia Credit Local 0.539% 20121,2	25,000	24,958
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20122	18,000	18,408
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20142	3,550	3,809
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20132	20,000	20,796
European Investment Bank 3.25% 2011	20,000	20,466
Australia and New Zealand Government Agency-Guaranteed,
Australia and New Zealand Banking Group Ltd. 0.571% 20121,2	20,000	20,072
Denmark Government Agency-Guaranteed, Danske Bank 0.634% 20121,2	17,500	17,513
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20122	15,000	15,340
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 0.789% 20141,2	10,000	10,198
United Kingdom Government Agency-Guaranteed, Royal Bank of Scotland Group PLC 0.554% 20121,2	10,000	9,999
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20122	6,250	6,394
		257,126

ASSET-BACKED OBLIGATIONS3 — 3.26%
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-3, 4.13% 2013	17,012	17,297
Reliant Energy Transition Bond Co. LLC, Series 2001-1, Class A-4, 5.63% 2015	13,139	14,132
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	868	941
Honda Auto Receivables Owner Trust, Series 2010-2, Class A-3, 1.34% 2014	7,200	7,244
Citibank Credit Card Issuance Trust, Class 2004-A7, 0.374% 20131	2,000	1,996
Citibank Credit Card Issuance Trust, Class 2001-A7, 0.421% 20131	2,000	1,999
Citibank Credit Card Issuance Trust, Class 2007-A7, 0.603% 20141	3,000	3,005
Honda Auto Receivables Owner Trust, Series 2010-3, Class A-3, 0.70% 2014	7,000	6,965
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	2,310	2,348
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	4,209	4,297
Chase Issuance Trust, Series 2007-A9, Class A, 0.283% 20141	3,000	2,993
Chase Issuance Trust, Series 2008-13, Class A, 1.792% 20151	3,000	3,104
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	5,750	5,856
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	2,000	2,078
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	3,300	3,380
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-4, 4.37% 2014	2,112	2,172
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	2,714	2,793
BA Credit Card Trust, Series 2006-6, Class A, 0.283% 20131	4,000	3,996
BA Credit Card Trust, Series 2006-A16, Class A, 4.72% 2013	900	901
Discover Card Master Trust I, Series 2006-1, Class A2, 0.303% 20131	4,750	4,748
JCP&L Transition Funding II LLC, Transition Bonds, Series 2006-A, Class A-2, 5.41% 2016	4,000	4,437
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20142	4,000	4,177
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A-6, 6.62% 2016	3,500	4,105
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 0.403% 20141	2,000	1,999
MBNA Credit Card Master Note Trust, Series 2005-10, Class A, 0.313% 20151	2,000	1,985
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	258	260
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	3,000	3,182
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	3,003	3,073
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	2,490	2,605
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20142	1,986	2,046
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.303% 20151,2	2,000	1,994
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20132	1,054	1,075
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20142	743	763
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	1,619	1,732
DaimlerChrysler Auto Trust, Series 2008-B, Class A-3a, 4.71% 2012	1,580	1,596
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,540
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	1,209	1,279
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	941	974
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	890	907
Capital One Multi-asset Execution Trust, Series 2006-2, Class A, 4.85% 2013	825	829
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	699	733
CL&P Funding LLC, Series 2001-1, Class A-5, 6.21% 2011	545	548
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A-2, 4.81% 2014	125	131
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20172	70	69
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	60	60
		134,344

MUNICIPALS — 2.28%
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 1.823% 2011	5,000	5,003
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 2.766% 2012	5,000	5,047
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 3.321% 2013	10,000	10,198
State of New York, Urban Development Corp., State Personal Income Tax Revenue Bonds (General Purpose),
Series 2009-D, 2.032% 2012	8,580	8,722
State of New York, Urban Development Corp., Service Contract Revenue Refunding Bonds, Series 2010-B, 5.00% 2014	10,000	11,010
State of California, Department of Water Resources, Power Supply Revenue Bonds, Series 2010-M, 5.00% 2014	10,000	11,178
State of Texas, Public Finance Authority, Unemployment Compensation Obligation Assessment, Revenue Bonds,
Series 2010-A, 5.00% 2013	9,000	9,913
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	6,300	6,758
State of New York, Dormitory Authority, State Personal Income Tax Revenue Bonds (General Purpose),
Series 2010-G (Federally Taxable), 1.534% 2013	6,710	6,737
State of Mississippi, Taxable General Obligation Bonds, Series 2009-D, 1.535% 2011	2,500	2,502
State of Mississippi, Taxable General Obligation Bonds, Series 2009-D, 3.048% 2014	2,510	2,572
State of California, Irvine Ranch Water District Joint Powers Agency, Taxable Refunding Bonds, Issue 2,
Series 2010, 1.784% 2012 (escrowed to maturity)	4,000	4,055
State of Texas, Board of Regents of the University of Texas System, Revenue Financing System Taxable Bonds
(Build America Bonds-Direct Payment), Series 2010-D, 1.676% 2013	4,000	4,049
State of Georgia, Municipal Electric Authority, Project One Bonds, Taxable Series 2009-A, 5.00% 2012	3,000	3,122
State of Wisconsin, General Fund Annual Appropriation Refunding Bonds,
Series 2008-A, Assured Guaranty Municipal insured, 3.479% 2011	3,000	3,031
		93,897

Total bonds & notes (cost: $3,766,435,000)		3,846,801

Short-term securities — 7.33%

Variable Funding Capital Company LLC 0.26%–0.33% due 1/18–2/18/20112	43,100	43,076
Network Rail Infrastructure Finance PLC 0.22% due 1/24/2011	36,100	36,088
Deutsche Bank Financial LLC 0.24% due 12/16/2010	31,000	30,996
Toronto-Dominion Holdings USA Inc. 0.24% due 12/8/20102	27,000	26,999
Fannie Mae 0.21%–0.49% due 12/3/2010–4/11/2011	26,900	26,890
Thunder Bay Funding, LLC 0.23% due 12/15/20102	25,000	24,998
General Electric Co. 0.22% due 12/1/2010	22,200	22,200
Jupiter Securitization Co., LLC 0.22% due 12/13/20102	20,000	19,998
Honeywell International Inc. 0.60% due 12/27/20102	15,000	14,997
IBM Corp. 0.18% due 12/13/20102	14,500	14,499
Federal Home Loan Bank 0.18% due 1/4/2011	13,700	13,698
U.S. Treasury Bill 0.128% due 12/16/2010	13,300	13,299
Canadian Imperial Bank of Commerce 0.34% due 9/27/20111	10,000	9,998
American Honda Finance Corp. 0.22% due 12/6/2010	4,600	4,600

Total short-term securities (cost: $302,324,000)		302,336

Total investment securities (cost: $4,068,759,000)		4,149,137
Other assets less liabilities		(22,681)

Net assets		$4,126,456

1Coupon rate may change periodically.

2Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $515,500,000, which represented 12.49% of the net assets of the fund.

3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2010, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$82,188
Gross unrealized depreciation on investment securities	(1,811)
Net unrealized appreciation on investment securities	80,377
Cost of investment securities for federal income tax purposes	4,068,760

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-948-0111O-S25499

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: January 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: January 28, 2011

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: January 28, 2011